Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 117,439
Weighted Average Interest Rate	2.85%
Weighted Average Remaining Term (Month)	142 months
Number of Loans	1,066
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 424,109
Weighted Average Interest Rate	3.42%
Weighted Average Remaining Term (Month)	313 months
Number of Loans	2,663